Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Dividends and Accumulated Losses	Total Stockholders' Equity	Non- controlling Interests
Beginning balance at Dec. 31, 2017	$ 52,042,168	$ 88,340	$ 151,210,242	$ (113,652,763)	$ 37,645,819	$ 14,396,349
Beginning balance (in shares) at Dec. 31, 2017		8,839,929
Net (loss) income	4,452,723			3,384,294	3,384,294	1,068,429
Dividends declared	(1,075,371)			(1,075,371)	(1,075,371)
Contributions received from noncontrolling interests, net of distributions paid	260,872					260,872
Vesting of restricted stock	460,651	$ 268	460,383		460,651
Vesting of restricted stock (in shares)		26,782
Ending balance at Dec. 31, 2018	56,141,043	$ 88,608	151,670,625	(111,343,840)	40,415,393	15,725,650
Ending balance (in shares) at Dec. 31, 2018		8,860,711
Net (loss) income	(961,937)			(1,728,392)	(1,728,392)	766,455
Dividends declared	(150)			(150)	(150)
Contributions received from noncontrolling interests, net of distributions paid	(258,708)					(258,708)
Common stock repurchased	(52,149)	$ (172)	(52,077)		(52,149)
Common stock repurchased (In shares)		(7,161)
Vesting of restricted stock	230,883	$ 134	230,749		230,883
Vesting of restricted stock (in shares)		13,424
Ending balance at Mar. 31, 2019	55,098,982	$ 88,670	151,849,297	(113,072,382)	38,865,585	16,233,397
Ending balance (in shares) at Mar. 31, 2019		8,866,974
Beginning balance at Dec. 31, 2018	56,141,043	$ 88,608	151,670,625	(111,343,840)	40,415,393	15,725,650
Beginning balance (in shares) at Dec. 31, 2018		8,860,711
Net (loss) income	772,934			(610,206)	(610,206)	1,383,140
Dividends declared	(1,083,098)			(1,083,098)	(1,083,098)
Contributions received from noncontrolling interests, net of distributions paid	331,604					331,604
Common stock repurchased	(227,428)	$ (306)	(227,122)		(227,428)
Common stock repurchased (In shares)		(30,498)
Vesting of restricted stock	686,133	$ 516	685,617		686,133
Vesting of restricted stock (in shares)		51,629
Ending balance at Dec. 31, 2019	56,621,188	$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394
Ending balance (in shares) at Dec. 31, 2019		8,881,842
Net (loss) income	(932,119)			(1,107,130)	(1,107,130)	175,011
Contributions received from noncontrolling interests, net of distributions paid	(277,472)					(277,472)
Ending balance at Mar. 31, 2020	$ 55,411,597	$ 88,818	$ 152,129,120	$ (114,144,274)	$ 38,073,664	$ 17,337,933
Ending balance (in shares) at Mar. 31, 2020		8,881,842